Income Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Domestic and foreign components of loss before income taxes for the years ended June 30 are as follows:

	2022	2021
	(in thousands)
Australia	$15,479	$11,214
United States	51,234	8,039
Total net loss	$66,713	$19,253

Schedule of Effective Income Tax Rate Reconciliation
The following table presents a reconciliation of t
h
e United States statutory income tax rate to our effective income tax rate for the years ended June 30:

	2022	2021
	(in thousands)
Loss before income taxes	$66,713	$19,253
Statutory income tax rate	21%	21%
Income tax benefit at statutory tax rates	14,010	4,043
State income tax benefit	2,801	561
Foreign rate differential	822	379
Share based compensation	(751)	(1,376)
Disallowed exploration costs	(861)	—
Other	97	(97)
Change in valuation allowance	(16,118)	(3,510)

Income tax benefit	$—	$—

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of deferred taxes at June 30 are as follows:

	2022	2021
Deferred tax assets:	(in thousands)
Net operating loss carryforward	$14,282	$4,352
Amortization of exploration expenditures	6,423	3,225
Unrealized loss - translation	308	447
Share based compensation	1,946	—
Other deferred tax assets	867	429

Total deferred tax assets	23,826	8,453
Less: valuation allowance	(23,671)	(7,941)

Deferred tax assets, net of valuation allowance to offset	155	512
Deferred tax liabilities:
Unrealized gain - translation	—	(425)
Other	(102)	(60)
Depreciation	(53)	(27)

Net deferred tax assets	$—	$—

Summary of Valuation Allowance
Changes in the balance of our deferred tax asset valuation allowance during the years ended June 30 related primarily to increases in net operating loss carryforwards and exploration costs and were as follows:

	2022	2021
	(in thousands)
Valuation allowance	$15,730	$2,883